Investment Portfolio	as of March 31, 2020 (Unaudited)

DWS Small Mid Cap Value VIP

	Shares	Value ($)
Common Stocks 97.4%
Communication Services 3.1%
Entertainment 0.5%
AMC Entertainment Holdings, Inc. "A" (a)	55,055	173,974
Lions Gate Entertainment Corp. "A"* (a)	22,587	137,329
		311,303
Media 2.1%
Interpublic Group of Companies, Inc.	78,123	1,264,811
Wireless Telecommunication Services 0.5%
Telephone & Data Systems, Inc.	19,087	319,898
Consumer Discretionary 7.8%
Automobiles 0.7%
Winnebago Industries, Inc.	16,677	463,787
Diversified Consumer Services 1.3%
Regis Corp.* (a)	74,377	439,568
WW International, Inc.*	21,998	371,986
		811,554
Hotels, Restaurants & Leisure 1.4%
Aramark	42,196	842,654
Household Durables 0.7%
PulteGroup, Inc.	19,343	431,736
Internet & Direct Marketing Retail 0.5%
Qurate Retail, Inc. "A"*	48,539	296,331
Leisure Products 0.8%
Brunswick Corp.	14,307	506,039
Multiline Retail 0.2%
Kohl's Corp.	8,100	118,179
Specialty Retail 0.2%
The Michaels Companies, Inc.* (a)	98,280	159,214
Textiles, Apparel & Luxury Goods 2.0%
Columbia Sportswear Co.	17,354	1,210,788
Consumer Staples 3.7%
Food Products 0.8%
Conagra Brands, Inc.	17,736	520,374
Household Products 2.3%
Central Garden & Pet Co.*	51,933	1,428,158
Tobacco 0.6%
Vector Group Ltd.	35,608	335,427
Energy 1.4%
Energy Equipment & Services 0.2%
Patterson-UTI Energy, Inc.	54,471	128,007
Oil, Gas & Consumable Fuels 1.2%
Equitrans Midstream Corp.	85,903	432,092
Peabody Energy Corp.	60,187	174,542
Targa Resources Corp.	22,695	156,823
		763,457
Financials 21.9%
Banks 8.8%
Bank of America Corp.	12,884	273,527
BankUnited, Inc.	26,444	494,503
Eagle Bancorp., Inc.	23,396	706,793
Hancock Whitney Corp.	46,301	903,795
Hilltop Holdings, Inc.	18,694	282,653
Pacific Premier Bancorp., Inc.	47,264	890,454
Simmons First National Corp. "A"	17,474	321,522
Sterling Bancorp.	66,324	693,086
UMB Financial Corp.	18,452	855,804
		5,422,137
Consumer Finance 1.2%
Credit Acceptance Corp.* (a)	1,504	384,558
EZCORP, Inc. "A"*	84,871	353,912
		738,470
Insurance 8.3%
American Equity Investment Life Holding Co.	15,529	291,945
American Financial Group, Inc.	5,290	370,723
Assurant, Inc.	9,527	991,666
Brown & Brown, Inc.	43,400	1,571,948
Everest Re Group Ltd.	2,634	506,834
Globe Life, Inc.	9,200	662,124
MBIA, Inc.*	99,772	712,372
		5,107,612
Mortgage Real Estate Investment Trusts (REITs) 1.7%
Blackstone Mortgage Trust, Inc. ,"A"	24,538	456,898
Ellington Financial, Inc.	25,520	145,719
PennyMac Mortgage Investment Trust	41,713	442,992
		1,045,609
Thrifts & Mortgage Finance 1.9%
Walker & Dunlop, Inc.	29,822	1,200,932
Health Care 5.6%
Health Care Equipment & Supplies 1.3%
Invacare Corp.	109,769	815,584
Life Sciences Tools & Services 3.8%
Bruker Corp.	38,760	1,389,934
PerkinElmer, Inc.	12,605	948,904
		2,338,838
Pharmaceuticals 0.5%
Mallinckrodt PLC* (a)	152,940	302,821
Industrials 13.4%
Aerospace & Defense 2.5%
Teledyne Technologies, Inc.*	5,099	1,515,780
Building Products 1.4%
Simpson Manufacturing Co., Inc. (a)	14,345	889,103
Commercial Services & Supplies 1.0%
IAA, Inc.*	9,289	278,298
Interface, Inc.	47,907	362,177
		640,475
Construction & Engineering 1.9%
Great Lakes Dredge & Dock Corp.*	45,105	374,372
Jacobs Engineering Group, Inc.	9,994	792,224
		1,166,596
Electrical Equipment 2.1%
EnerSys	26,151	1,294,997
Industrial Conglomerates 0.6%
Carlisle Companies, Inc.	3,124	391,375
Machinery 3.3%
Federal Signal Corp.	50,854	1,387,297
Hillenbrand, Inc.	34,641	661,990
		2,049,287
Road & Rail 0.6%
Hertz Global Holdings, Inc.*	55,813	344,924
Information Technology 11.6%
Communications Equipment 1.5%
CommScope Holding Co., Inc.*	102,518	933,939
Electronic Equipment, Instruments & Components 2.0%
Insight Enterprises, Inc.*	29,427	1,239,760
IT Services 2.5%
Alliance Data Systems Corp.	3,213	108,117
Leidos Holdings, Inc.	15,800	1,448,070
		1,556,187
Semiconductors & Semiconductor Equipment 3.1%
Cirrus Logic, Inc.*	11,950	784,278
Marvell Technology Group Ltd.	36,100	816,943
ON Semiconductor Corp.*	24,024	298,859
		1,900,080
Software 2.5%
Verint Systems, Inc.*	34,980	1,504,140
Materials 5.6%
Chemicals 0.3%
Kraton Corp.*	24,688	199,973
Metals & Mining 5.3%
Cleveland-Cliffs, Inc. (a)	142,611	563,313
Coeur Mining, Inc.*	134,562	431,944
Steel Dynamics, Inc.	62,445	1,407,510
SunCoke Energy, Inc.	87,242	335,882
Warrior Met Coal, Inc.	45,896	487,416
		3,226,065
Real Estate 16.2%
Equity Real Estate Investment Trusts (REITs)
Agree Realty Corp.	18,341	1,135,308
Alexander & Baldwin, Inc.	19,251	215,996
Colony Capital, Inc.	82,585	144,524
Duke Realty Corp.	35,999	1,165,648
Easterly Government Properties, Inc.	66,361	1,635,135
Gaming and Leisure Properties, Inc.	28,066	777,709
Highwoods Properties, Inc.	28,870	1,022,575
Lexington Realty Trust	87,674	870,603
Pebblebrook Hotel Trust	27,487	299,333
SITE Centers Corp.	71,120	370,535
STAG Industrial, Inc.	43,423	977,886
Urban Edge Properties	49,877	439,416
WP Carey, Inc.	15,846	920,336
		9,975,004
Utilities 7.1%
Electric Utilities 4.1%
IDACORP, Inc.	18,329	1,609,103
Pinnacle West Capital Corp.	12,092	916,453
		2,525,556
Gas Utilities 3.0%
ONE Gas, Inc.	18,958	1,585,268
UGI Corp. (a)	9,057	241,550
		1,826,818
Total Common Stocks (Cost $83,386,157)		60,063,779
Securities Lending Collateral 2.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.33% (b) (c) (Cost $1,371,020)	1,371,020	1,371,020
Cash Equivalents 2.6%
DWS Central Cash Management Government Fund, 0.32% (b) (Cost $1,628,997)	1,628,997	1,628,997
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $86,386,174)	102.2	63,063,796
Other Assets and Liabilities, Net	(2.2)	(1,375,524)
Net Assets	100.0	61,688,272

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended March 31, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2020	Value ($) at 3/31/2020
Securities Lending Collateral 2.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.33% (b) (c)
1,984,280	—	613,260 (d)	—	—	30,416	—	1,371,020	1,371,020
Cash Equivalents 2.6%
DWS Central Cash Management Government Fund, 0.32% (b)
487,000	3,964,672	2,822,675	—	—	3,475	—	1,628,997	1,628,997
2,471,280	3,964,672	3,435,935	—	—	33,891	—	3,000,017	3,000,017

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2020 amounted to $1,915,236, which is 3.1% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $635,951.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2020.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$60,063,779	$—	$—	$60,063,779
Short-Term Investments (e)	3,000,017	—	—	3,000,017
Total	$63,063,796	$—	$—	$63,063,796

(e)	See Investment Portfolio for additional detailed categorizations.